Employee benefits - Change in benefit obligation and fair value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	$ 0	$ 0	$ (3)
Defined pension benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	11,224	12,355
Service cost	249	267	243
Interest cost	280	305	409
Contributions by plan participants	74	76
Benefit payments	(596)	(614)
Benefit obligations of businesses acquired (divested)	(26)
Actuarial (gain) loss	375	(469)
Plan amendments and other	(76)	(141)
Exchange rate differences	(608)	(555)
Benefit obligation at December 31	10,896	11,224	12,355
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	9,743	10,465
Actual return on plan assets	659	(8)
Contributions by employer	270	243
Contributions by plan participants	74	76
Benefit payments	(596)	(614)
Plan amendments and other	(133)
Exchange rate differences	(524)	(419)
Fair value of plan assets at December 31	9,493	9,743	10,465
Funded status-underfunded	(1,403)	(1,481)
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	(2,237)	(2,383)	(2,765)
Prior service credit	108	127	2
Amount recognized in OCI and NCI	(2,129)	(2,256)	(2,763)
Taxes associated with amount recognized in OCI and NCI	487	512	652
Amount recognized in OCI and NCI, net of tax	(1,642)	(1,744)	(2,111)
Other postretirement benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	178	245
Service cost	1	1	1
Interest cost	6	8	10
Benefit payments	(11)	(15)
Actuarial (gain) loss	(17)	(31)
Plan amendments and other	(10)	(27)
Exchange rate differences		(3)
Benefit obligation at December 31	147	178	245
Defined Benefit Plan, Change in Fair Value of Plan Assets
Contributions by employer	11	15
Benefit payments	(11)	(15)
Funded status-underfunded	(147)	(178)
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	10	(8)	(39)
Prior service credit	31	33	16
Amount recognized in OCI and NCI	41	25	(23)
Amount recognized in OCI and NCI, net of tax	$ 41	$ 25	$ (23)